Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income
Interest income calculated using effective interest method		kr 4,264	kr 4,960	kr 5,703
Other interest income		(1,545)	(852)	654
Interest expenses		(812)	(2,162)	(4,640)
Net interest income		1,907	1,946	1,717
Net fee and commission expense		(29)	(42)	(33)
Net results of financial transactions		56	83	226
Other operating income		0
Total operating income		1,934	1,987	1,910
Personnel expenses		(359)	(347)	(333)
Other administrative expenses		(231)	(198)	(206)
Depreciation and impairment of non-financial assets		(80)	(51)	(57)
Total operating expenses		(670)	(596)	(596)
Operating profit before credit losses		1,264	1,391	1,314
Net credit losses		41	(153)	(10)
Operating profit		1,305	1,238	1,304
Tax expenses		(271)	(270)	(277)
Net profit	[1]	1,034	968	1,027
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges				(8)
Tax on items to be reclassified to profit or loss				2
Net items to be reclassified to profit or loss				(6)
Items not to be reclassified to profit or loss
Own credit risk		(24)	18	24
Revaluation of defined benefit plans		24	1	(4)
Tax on items not to be reclassified to profit or loss		0	(5)	(4)
Net items not to be reclassified to profit or loss		0	14	16
Total other comprehensive income		0	14	10
Total comprehensive income	[1]	kr 1,034	kr 982	kr 1,037
Basic earnings per share (in SEK per share)	[2]	kr 259	kr 243	kr 257
Diluted earnings per share (in SEK per share)	[2]	kr 259	kr 243	kr 257

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The average number of shares in 2021 amounted to 3,990,000 (2020: 3,990,000).